Scope of consolidation (Tables)	12 Months Ended
Dec. 31, 2021
Scope Of Consolidation [Abstract]
Disclosure of interests in principle subsidiaries
The following table sets forth a list of the principal subsidiaries of the Company, which are grouped by reportable segments, as well as listing of companies within Other activities.

Name	Country	Percentage Interest Held
North America
FCA US LLC	USA	100.00
FCA Canada Inc.	Canada	100.00
Stellantis Mexico, S.A. de C.V.	Mexico	100.00
South America
FCA Fiat Chrysler Automoveis Brasil LTDA.	Brazil	100.00
FCA Automobiles Argentina S.A.	Argentina	100.00
Peugeot Citroën Argentina S.A.	Argentina	99.99
Enlarged Europe
FCA Italy S.p.A.	Italy	100.00
Automobiles Peugeot	France	100.00
Automobiles Citroën	France	100.00
Opel Automobile GmbH	Germany	100.00
Groupe PSA Italia S.p.A.	Italy	100.00
PSA Retail France SAS	France	100.00
PSA Automobiles S.A.	France	100.00
FCA Germany AG	Germany	100.00
PSAG Automóviles Comercial España, S.A.	Spain	100.00
Vauxhall Motors Limited	United Kingdom	100.00
FCA France S.A.S.	France	100.00
Peugeot Motor Company PLC	United Kingdom	100.00
PSA Retail UK Limited	United Kingdom	100.00
Peugeot Deutschland GmbH	Germany	100.00
Fiat Chrysler Automobiles Spain S.A.	Spain	100.00
Middle East & Africa
Stellantis Automotiv Pazarlama Anonim Sirketi	Turkey	100.00

Stellantis Middle East FZE	United Arab Emirates	100.00
China and India & Asia Pacific
FCA Japan Ltd.	Japan	100.00
Chrysler Group (China) Sales Ltd.	People's Rep.of China	100.00
Fiat India Automobiles Private Limited	India	50.00
Maserati
Maserati S.p.A.	Italy	100.00
Maserati (China) Cars Trading Co., Ltd.	People's Rep.of China	100.00
Maserati North America, Inc.	USA	100.00
Financial Services
Banque PSA Finance	France	100.00
FCA Automotive Finance Co. Ltd.	People's Rep.of China	100.00
Stellantis Financial Services US Corp.	USA	100.00
Banco Fidis S.A.	Brazil	100.00
Fidis S.p.A.	Italy	100.00
Holdings & Other Companies
FCA North America Holdings LLC	USA	100.00
GIE PSA Trésorerie	France	99.99
Fiat Chrysler Finance North America, Inc.	USA	100.00
Fiat Chrysler Finance Europe Société en nom collectif	Luxembourg	100.00
Fiat Chrysler Finance S.p.A.	Italy	100.00
Stellantis International SA	Switzerland	100.00

Disclosure of assets and liabilities acquired in business combination
The following table shows the assets and liabilities acquired and are final:

(€ million)	At November 1, 2021
Goodwill and intangible assets with indefinite useful lives	€119
Other intangible assets	2
Property, plant and equipment	15
Other non-current assets	703
Other current assets and prepaid expenses	176
Cash and cash equivalents	108
Total assets	€1,123
Total equity	€256
Long-term debt	572
Short term debt and current portion of long-term debt	286
Trade payables and other payables	9
Total liabilities	€1,123
Goodwill arising from the acquisition was determined as follows:

(€ million)	At the acquisition date (January 17, 2021)
Consideration transferred	19,837
Add: minority interests	59
Less: fair value of FCA’s Net assets acquired	8,390
Goodwill	11,506
The fair values assigned to the assets acquired and liabilities assumed are final.

(€ million)	At the acquisition date (January 17, 2021)
Assets
Intangible assets with indefinite useful lives	€12,797
Other intangible assets	8,256
Property, plant and equipment	20,667
Equity method investments	2,637
Non-current financial assets	320
Other non-current assets	3,833
Total Non-current assets	48,510
Inventories	9,333
Assets sold with a buy-back commitment	812
Trade receivables	1,970
Other current assets and prepaid expenses	4,408
Current financial assets	502
Cash and cash equivalents	22,514
Total Current assets	39,539
Total Assets	€88,049

Liabilities
Long-term debt	€18,362
Other non-current financial liabilities	269
Other non-current liabilities	5,386
Non-current provisions	5,452
Employee benefits liabilities	8,181
Total Non-current liabilities	37,650
Short-term debt and current portion of long-term debt	4,052
Current provisions	7,540
Employee benefits liabilities	595
Trade payables	20,302
Other current financial liabilities	159
Other current liabilities	9,361
Total Current liabilities	42,009
Total Liabilities	79,659
Net assets acquired	€8,390

Disclosure of detailed information for consideration transferred calculation	Based on the number of shares of FCA and PSA that are issued and outstanding as of January 16, 2021, the respective percentages of ownership of PSA and the former FCA shareholders are as follows:

	Number of shares issued and outstanding as of January 16, 2021		Exchange ratio	Adjusted number of shares on completion (i.e. Stellantis shares)		Exchange ratio	Deemed number of shares for consideration transferred calculation
	(a)		(b)	(c) = (a)*(b)		(d)	(e) = (c)/(d)
PSA	887,038,000	(1)	1.742	1,545,220,196	49.53%	1.742	887,038,000	49.53%
FCA	1,574,714,499	(2)	1	1,574,714,499	50.47%	1.742	903,969,288	50.47%
Total				3,119,934,695			1,791,007,288
________________________________________________________________________________________________________________________________________________
(1) Number of shares as of January 16, 2021, net of 7,790,213 treasury shares.
(2) The number of shares as of January 16, 2021 includes 7,195,225 shares that vested during 2020 in connection with FCA’s Equity Incentive Plan

Disclosure of consideration transferred computation under reverse acquisition accounting
The computation of the consideration transferred under reverse acquisition accounting is summarized as follows:

Number of shares of PSA deemed to be issued to FCA shareholders under reverse acquisition accounting	Number of shares	903,969,288
Market price of PSA shares as of January 15, 2021	€	€21.85
Fair value of common shares deemed to be issued to FCA shareholders as of January 15, 2021	€ million	19,752
Additional consideration for share-based compensation	€ million	85
Consideration transferred	€ million	€19,837

Summary of operating results excluded from Consolidated Income Statement
The following table summarizes the operating results of Faurecia that were excluded from the Consolidated Income Statement for the years ended December 31, 2020 and 2019:

	Year ended December 31,
(€ million)	2020(1)	2019(1)
Net revenues	€13,078	€15,738
Expenses	13,033	14,724
Net financial (income)/expenses	(223)	(220)
Profit/(loss) before taxes from discontinued operations	(178)	794
Tax (income)/expense	(124)	(168)
Share of the profit/(loss) of equity method investees	(13)	37
Profit/(loss) after taxes from discontinued operations	€(315)	€663
________________________________________________________________________________________________________________________________________________
(1) Amounts presented are not representative of the income statement of Faurecia on a stand-alone basis; amounts are net of transactions between Faurecia and other companies of the Company.

Disclosure of impact of reclassifications made to align the presentation adopted by Stellantis and the presentation of Faurecia as a discontinued operations
The following summarizes the impact of reclassifications made to align previously reported assets and liabilities of PSA to the presentation adopted by Stellantis:

PSA Consolidated Statement of financial position	At December 31, 2020 (as previously reported)	Reclassifications	At January 1, 2021 (as adjusted)	Stellantis Consolidated Statement of financial position	Of which - Faurecia(1)
	€ million
Assets				Assets
Goodwill	€4,364	€(4,364)	€—
	—	6,327	6,327	Goodwill and intangible assets with indefinite useful lives	€2,368
Intangible assets	10,658	(1,964)	8,694	Other intangible assets	2,668
Property, plant and equipment	16,776	(793)	15,983	Property, plant and equipment	3,727
Equity method Investments - manufacturing and sales companies	520	(520)	—
Equity method investments - finance companies	2,632	(2,632)	—
	—	3,152	3,152	Equity method investments	177
Other non-current financial assets - manufacturing and sales companies	721	(721)	—
Other non-current financial assets - finance companies	—	—	—
	—	412	412	Non-current financial assets	(1,196)
Other non-current assets	1,485	610	2,095	Other non-current assets and prepaid expenses	604
Deferred tax assets	1,096	—	1,096	Deferred tax assets	475
		—	—	Tax receivables	—
Total non-current assets	€38,252	€(493)	€37,759	Total non-current assets	€8,823
Loans and receivables - finance companies	31	(31)	—
Short-term investments - finance companies	67	(67)	—
Inventories	5,366	—	5,366	Inventories	1,677
	—	793	793	Assets sold with a buy-back commitment	—
Trade receivables	3,147	1,776	4,923	Trade receivables	3,065
Current taxes	216	—	216	Tax receivables	54
		2,393	2,393	Other current assets and prepaid expenses	635
Other receivables	2,789	(2,789)	—
Derivative financial instruments on operating - assets	115	(115)	—
Operating assets	11,731	—	—
Current financial assets and Financial investments	627	308	935	Current financial assets	5
Cash and cash equivalents - manufacturing and sales companies	22,303	(22,303)	—
Cash and cash equivalents - finance companies	590	(590)	—
	—	22,893	22,893	Cash and cash equivalents	3,091
Assets held for sale	—	7	7	Assets held for sale	—
Total current assets	€35,251	€2,275	€37,526	Total current assets	€8,527
Assets held for sale	7	(7)	—
TOTAL ASSETS	€73,510	€1,775	€75,285	TOTAL ASSETS	€17,350
________________________________________________________________________________________________________________________________________________
(1) Amounts are net of intercompany eliminations

PSA Consolidated Statement of financial position	At December 31, 2020 (as previously reported)	Reclassifications	At January 1, 2021 (as adjusted)	Stellantis Consolidated Statement of financial position	Of which - Faurecia(1)
Equity and liabilities	€ million			Equity and liabilities
Equity				Equity
Share capital	€895	(895)
Treasury shares	(183)	183
Retained earnings and other accumulated equity, excluding non-controlling interests	20,582	(20,582)			96
		21,293	21,293	Equity attributable to owners of the parent	—
Non-controlling interests	2,580	—	2,580	Non-controlling interests	2,459
Total equity	€23,874	€(1)	€23,873	Total equity	€2,555
Non-current financial liabilities	11,083	(11,083)	—
	—	11,068	11,068	Long-term debt	5,008
	—	17	17	Other non-current financial liabilities	12
Other non-current liabilities	5,361	(680)	4,681	Other non-current liabilities	117
Non-current provisions	1,578	32	1,610	Non-current provisions	63
	—	1,463	1,463	Employee benefits liabilities	483
	—	312	312	Tax liabilities	—
Deferred tax liabilities	801	—	801	Deferred tax liabilities	81
Total non-current liabilities	€18,823	€1,129	€19,952	Total non-current liabilities	€5,764
Financing liabilities - finance companies	236	(236)	—
	—	2,635	2,635	Short-term debt and current portion of long-term debt	1,480
Current provisions	3,808	306	4,114	Current provisions	245
	—	50	50	Employee benefits liabilities	32
Trade payables	15,166	789	15,955	Trade payables	5,703
Current taxes	440	(312)	128	Tax liabilities	74
Other payables	8,712	(143)	8,569	Other liabilities	1,489
Derivative financial instruments on operating - liabilities	42	(42)	—
Operating liabilities	28,404	—	—
Current financial liabilities	2,409	(2,400)	9	Other current financial liabilities	8
	—	—	—	Liabilities held for sale	—
Total current liabilities	€30,813	€647	€31,460	Total current liabilities	€9,031
Liabilities held for sale	—	—	—		—
TOTAL EQUITY AND LIABILITIES	€73,510	€1,775	€75,285	TOTAL EQUITY AND LIABILITIES	€17,350
________________________________________________________________________________________________________________________________________________
(1) Amounts are net of intercompany eliminations
The following summarizes the impact of reclassifications made to align the previously reported results of PSA to the presentation adopted by Stellantis and the presentation of Faurecia as a discontinued operation in line with IFRS 5, Non-current Assets Held for Sale and Discontinued Operations:

PSA Consolidated income statement	Note	Year ended December 31, 2020 (as previously reported)	Reclassifications	Less: Faurecia discontinued operations	Year ended December 31, 2020 (as adjusted)	Stellantis Consolidated income statement
Continuing operations
Revenue		€60,734	€—	€13,078	€47,656	Net revenues
Cost of goods and services sold	(i), (ii), (iii)	49,584	526	11,860	38,250	Cost of revenues
Selling, general and administrative expenses	(i), (iii)	5,019	(367)	729	3,923	Selling, general and other costs
Research and development expenses	(ii)	2,446	128	343	2,231	Research and development costs
	(iii)	—	352	178	174	Gains/(Losses) on disposal of investments
Restructuring costs		695	—	279	416	Restructuring costs
Impairment of CGUs	(ii)	367	(367)	—	—
Other operating (expense) income	(iii)	(432)	432	—	—
Operating income (loss)		3,055	—	45	3,010	Operating income
Financial income	(iv)	(180)	180	—	—
Financial expenses	(iv)	497	(497)	—	—
Net financial expense (income)	(iv)	—	317	223	94	Net financial expenses/(income)
Income (loss) before tax of fully consolidated companies		2,738	—	(178)	2,916	Profit before taxes
Current taxes	(v)	644	(644)	—	—
Deferred taxes	(v)	(16)	16	—	—
Income taxes	(v)	—	628	124	504	Tax expense
Share in net earnings of equity method investments		(87)	—	(13)	(74)	Share of the profit/(loss) of equity method investees
Consolidated profit (loss) from continuing operations		2,023	—	(315)	2,338	Net profit from continuing operations
Attributable to Owners of the parent		2,173		(180)	2,353	Owners of the parent
Attributable to Non-controlling interests		(150)		(135)	(15)	Non-controlling interests
Consolidated profit (loss) from discontinued operations			—	(315)	(315)	Loss from discontinued operations, net of tax
CONSOLIDATED PROFIT (LOSS) FOR THE PERIOD		€2,023	€—	€—	2,023	Net profit
						Net profit/(loss) attributable to:
Attributable to Owners of the parent		2,173	€—	€—	€2,173	Owners of the parent
Attributable to Non-controlling interests		(150)	€—	€—	€(150)	Non-controlling interests
						Net profit/(loss) from discontinued operations attributable to:
		€—	€—	€(180)	€(180)	Owners of the parent
		€—	€—	€(135)	€(135)	Non-controlling interests

Earnings per share:						Earnings per share:
Basic earnings per €1 par value share - attributable to Owners of the parent		€2.45			€1.41	Basic earnings per share
Diluted earnings per €1 par value share - attributable to Owners of the parent		€2.33			€1.34	Diluted earnings per share
Earnings per share for Net profit from continuing operations:						Earnings per share for Net profit from continuing operations:
Basic earnings per €1 par value share of continuing operations - attributable to Owners of the parent		€2.45			€1.52	Basic earnings per share
Diluted earnings per €1 par value share of continuing operations - attributable to Owners of the parent		€2.33			€1.45	Diluted earnings per share

PSA Consolidated income statement	Note	Year ended December 31, 2019 (as previously reported)	Reclassifications	Less: Faurecia discontinued operations	Year ended December 31, 2019 (as adjusted)	Stellantis Consolidated income statement
Continuing operations
Revenue		€74,731	€—	15,738	€58,993	Net revenues
Cost of goods and services sold	(i), (ii), (iii)	59,083	855	13,313	46,625	Cost of revenues
Selling, general and administrative expenses	(i), (iii)	6,472	(753)	797	4,922	Selling, general and other costs
Research and development expenses	(ii)	2,852	141	420	2,573	Research and development costs
	(iii)	—	119	—	119	Gains/(Losses) on disposal of investments
Restructuring costs		1,531	—	194	1,337	Restructuring costs
Impairment of CGUs	(ii)	283	(283)	—	—
Other operating expense (income )	(iii)	(159)	159	—	—
Operating income (loss)		4,669	—	1,014	3,655	Operating income/(loss)
Financial income	(iv)	(192)	192	—	—
Financial expenses	(iv)	536	(536)	—	—
Net financial expense (income)	(iv)		344	220	124	Net financial expenses/(income)
Income (loss) before tax of fully consolidated companies		4,325	—	794	3,531	Profit before taxes
Current taxes	(v)	816	(816)	—	—
Deferred taxes	(v)	(100)	100	—	—
Income taxes	(v)	—	716	168	548	Tax expense
Share in net earnings of equity method investments		(25)	—	37	(62)	Share of the profit/(loss) of equity method investees
Consolidated profit (loss) from continuing operations		3,584	—	663	2,921	Net profit from continuing operations
Attributable to Owners of the parent		3,201		271	2,930	Owners of the parent
Attributable to Non-controlling interests		383		392	(9)	Non-controlling interests
Consolidated profit (loss) from discontinued operations		—	—	663	663	Profit from discontinued operations, net of tax
CONSOLIDATED PROFIT (LOSS) FOR THE PERIOD		€3,584	€—	€—	€3,584	Net profit
						Net profit/(loss) attributable to:
Attributable to Owners of the parent		€3,201	€—	€—	€3,201	Owners of the parent
Attributable to Non-controlling interests		€383	€—	€—	€383	Non-controlling interests
						Net profit/(loss) from discontinued operations attributable to:
			€—	€271	€271	Owners of the parent
			€—	€392	€392	Non-controlling interests

Earnings per share:						Earnings per share:
Basic earnings per €1 par value share - attributable to Owners of the parent		€3.58			€2.05	Basic earnings per share
Diluted earnings per €1 par value share - attributable to Owners of the parent		€3.40			€1.95	Diluted earnings per share
Earnings per share for Net profit from continuing operations:						Earnings per share for Net profit from continuing operations:
Basic earnings per €1 par value share of continuing operations - attributable to Owners of the parent		€3.58			€1.88	Basic earnings per share
Diluted earnings per €1 par value share of continuing operations - attributable to Owners of the parent		€3.40			€1.79	Diluted earnings per share